Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Parenthetical) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	$ 137,187,010	$ 153,382,040	$ 156,704,513
Plugging and abandonment cost	4,700,151	983,438	850,015
Provisions for plugging wells	80,849,900	84,050,900
Non-financial assets held for sale reclassified to fixed assets	1,072,537
Transfers from wells unassigned to a reserve	5,986,055	6,726,769
Net reversal of impairment		21,418,997
Net impairment	(97,082,214)
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing cost	$ 2,959,025	$ 2,198,191	$ 3,060,963
Pemex exploration and production [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates	5.27%	4.94%	6.40%
Pemex exploration and production [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates	6.84%	6.07%	12.20%